Share-based payments - Movements in the number and weighted average exercise price of share options (Details)	12 Months Ended
	Dec. 31, 2025 Options £ / shares	Dec. 31, 2024 Options £ / shares
2021 Incentive Plan
Share-based payments
Outstanding, start of year	1,171,210	998,598
Granted during the year	7,254,116	397,803
Forfeited during the year	(546,886)	(96,822)
Exercised during the year	(141,621)	(128,369)
Outstanding, end of year	7,736,819	1,171,210
Weighted average exercise price, Outstanding, start of year | £ / shares	£ 0.91	£ 1.2
Weighted average exercise price, Granted during the year | £ / shares	1.41	0.4
Weighted average exercise price, Forfeited during the year | £ / shares	0.62	2.97
Weighted average exercise price, Outstanding, end of year | £ / shares	£ 1.42	£ 0.91
EMI Scheme
Share-based payments
Outstanding, start of year	945,429	1,170,231
Forfeited during the year	(57,181)	(224,802)
Exercised during the year	(27,076)
Outstanding, end of year	861,172	945,429
Weighted average exercise price, Outstanding, start of year | £ / shares	£ 2.2	£ 2.5
Weighted average exercise price, Forfeited during the year | £ / shares	8.7	3.8
Weighted average exercise price, Exercised during the year | £ / shares	1.8
Weighted average exercise price, Outstanding, end of year | £ / shares	£ 1.8	£ 2.2